[redacted]

CERT NAS

1382911

07050829

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

RECD S.E.C.
APR 2 5 2007
1086

1-33415

Gary Sundick
Vice President
Listings/Investigations

By Facsimile and First Class Mail

April 25, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAY 0 1 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 18, 2007 The Nasdaq Stock Market (the "Exchange") received from OREXIGEN THERAPEUTICS, INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END

MW